Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	€ 34,100	€ 43,669
Bank deposits restricted to securitization programs and warehouses credit facilities
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	451	210
Argentina
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	114	470
Algeria
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 276	€ 222